General Information (Details) $ / shares in Units, $ in Thousands				12 Months Ended
		Nov. 23, 2022 ₪ / shares	Aug. 11, 2022	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Jul. 31, 2025 USD ($)	Dec. 31, 2024 ₪ / shares	[1]	Dec. 23, 2024 USD ($)	Sep. 08, 2024 USD ($)	Dec. 31, 2023 ₪ / shares	[1]	Dec. 08, 2022 $ / shares	Dec. 23, 2021 $ / shares
General Information [Line Items]
Net loss				$ (25,149)	$ (17,568)	$ (19,108)
Accumulated deficit					$ 170,010
Percentage of reducing workforce				90.00%
Principal amount											$ 6,000
Percentage of interest											5.00%
Deposit amount											$ 11,000
Segregated account				$ 2,200
Other expenses				$ 700
Reverse share split ratio		1-for-20	1 for 10 to 1 for 20
Ordinary share, par value (in New Shekels per share) | ₪ / shares		₪ 48						₪ 48				₪ 48
Common stock, shares authorized (in Shares) | shares	[1]			18,000,000	18,000,000
Ordinary shares (in Dollars per share) | $ / shares														$ 1
Second Nobul Loan [Member]
General Information [Line Items]
Principal amount										$ 6,000
First Nobul Loan [Member] | Forecast [Member]
General Information [Line Items]
Reclassified acquisition target							$ 2,100
Nobul Loan [Member]
General Information [Line Items]
Segregated account				$ 2,200
Total loan				16,300
Accrued interest receivable				138
Check Cap [Member]
General Information [Line Items]
Nonrefundable fee payable				1,500
Reimburse expense				1,500
Keystone [Member]
General Information [Line Items]
Nonrefundable fee payable				4,000
Reimburse expense				1,000
Nobul for Acquisition [Member]
General Information [Line Items]
Segregated account				$ 2,100
Common Stock [Member]
General Information [Line Items]
Ordinary share, par value (in New Shekels per share) | ₪ / shares		₪ 2.4
Common stock, shares authorized (in Shares) | shares				18,000,000
Private Placement [Member]
General Information [Line Items]
Minimum bid price value (in Dollars per share) | $ / shares															$ 1

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-20 share reverse split, see Note 1(A)(11).